Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Total
Disclosure of credit risk exposure [line items]
Exposure	313,200	320,300
Governments
Disclosure of credit risk exposure [line items]
Exposure	49,500	52,400
Banks
Disclosure of credit risk exposure [line items]
Exposure	5,500	4,900
Other
Disclosure of credit risk exposure [line items]
Exposure	9,200	15,600
Retail
Disclosure of credit risk exposure [line items]
Exposure	221,500	218,500
Corporate
Disclosure of credit risk exposure [line items]
Exposure	27,500	28,900
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposure	100	200
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposure	600	700
Eurozone | Finland
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposure	5,000	7,700
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposure	2,400	5,300
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposure	1,400	600
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposure	400	500
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	800	1,100
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposure	400	400
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposure	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	300	300
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposure	1,600	1,600
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposure	800	300
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposure	300	500
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	500	800
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposure	2,800	5,600
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposure	2,300	5,300
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposure	500	200
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposure	200	100
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposure	0	100
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposure	100	0
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposure	0	0
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposure	301,600	308,700
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,300
Other countries | Total | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	1,200	0
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,400	1,200
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposure	2,900	1,400
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposure	46,600	50,200
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposure	100	500
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	1,200	0
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposure	1,100	1,000
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposure	100	300
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposure	1,800	2,100
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposure	1,000	800
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposure	300	200
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposure	800	200
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposure	6,200	9,900
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	200	100
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposure	220,200	217,800
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposure	1,300	700
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposure	26,800	28,700
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposure		0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposure	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	500	100
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposure	308,200	312,600
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposure	49,100	52,000
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposure	3,900	3,300
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposure	6,400	10,000
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposure	221,500	218,500
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposure	£ 27,300	£ 28,800